11. SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Notes
11. SHAREHOLDERS' EQUITY

11.  SHAREHOLDERS’ EQUITY

Authorized share capital

Authorized: Unlimited number of common shares without par value.

Issued share capital

On June 26, 2017, the Company closed a private placement and issued 4,408,659 units at a price of $0.15 per unit for gross proceeds of $661,299.  Each unit consisted of one common share and one share purchase warrant entitling the holder thereof to acquire additional common share of the Company at a price of $0.20 per share until June 26, 2022. The Company paid finder’s fees of $7,200 in cash and issued 48,000 finder’s warrants valued at $8,210.  The finder’s warrants are exercisable to purchase one common share of the Company at $0.20 per share until June 26, 2022.

On August 3, 2017, the Company closed a private placement and issued 1,326,667 units at a price of $0.15 per unit for gross proceeds of $199,000.  Each unit consisted of one common share and one share purchase warrant entitling the holder thereof to acquire additional common share of the Company at a price of $0.20 per share until August 3, 2022.

On November 27, 2017, the Company closed a private placement and issued 4,850,000 units at a price of $0.15 per unit for gross proceeds of $727,500.  Each unit consisted of one common share and one share purchase warrant entitling the holder thereof to acquire additional common share of the Company at a price of $0.20 per share until November 27, 2022. The Company paid finder’s fees of $3,300 in cash and issued 22,000 finder’s warrants valued at $3,404.  The finder’s warrants are exercisable to purchase one common share of the Company at $0.20 per share until November 27, 2022.

On December 8, 2017, the Company issued 2,274,000 common shares related to 2,274,000 warrants with an exercise price of $0.20 being exercised for gross proceeds of $454,800.

During the year ended December 31, 2016, the Company issued 400,000 common shares related to the exercise of options for gross proceeds of $193,000 and 325,000 common shares were issued related to the exercise of warrants for gross proceeds of $169,000.

During the six months ended December 31, 2015, 37,500 shares were issued for the exercise of options, and 434,027 shares were issued for the exercise of warrants.

On December 10, 2014, the Company closed a non-brokered private placement of 1,901,833 units at price of $0.60 per unit for gross proceeds of $1,141,100. Each unit consists of one common share and one-half of one transferrable share purchase warrant. Each warrant entitles the holder thereof to purchase one additional common share on or before December 10, 2015 at a price of $1.00. Finder’s fees of $91,287 cash were paid in addition to the issuance of 152,147 warrants. The fair value of the warrants issued to agents was estimated using the Black-Scholes option pricing model and amounted to $67,533.

Additional share issue costs totaling $203,490 were incurred relating to options and warrants exercised for the year ended June 30, 2015.

Stock options

The Company has adopted an incentive share purchase option plan under the rules of the Exchange pursuant to which it is authorized to grant options to executive officers, directors, employees and consultants, enabling them to acquire up to 10% of the issued and outstanding common shares of the Company. The options can be granted for a maximum term of ten years and generally vest either immediately or in specified increments of up to 25% in any three month period.

The changes in share options including those granted to directors, officers, employees and consultants during year ended December 31, 2017 and 2016 are summarized as follows:

	Year ended December 31, 2017		Year ended December 31, 2016		Six months ended December 31, 2015		Year ended June 30, 2015
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Beginning balance	1,460,938	$1.38	1,303,750	$1.52	1,220,000	$1.08	562,500	$0.44
Options granted	2,420,000	$0.24	672,500	$1.38	201,250	$1.64	1,063,750	$1.24
Expired/Cancelled	(1,460,938)	$1.38	(115,312)	$1.51	(80,000)	$1.80	-	-
Exercised	-	-	(400,000)	$0.48	(37,500)	$0.60	(406,250)	$0.64
Ending balance	2,420,000	$0.24	1,460,938	$1.38	1,303,750	$1.52	1,220,000	$1.08
Exercisable	1,188,750	$0.22	1,184,324	$1.38	1,035,625	$1.52	774,375	$0.76

The following table summarizes information about share options outstanding and exercisable as at December 31, 2017:

Exercise Price	Expiry date	Options
		Outstanding	Exercisable
$0.22	January 27, 2022	300,000	300,000
$0.15	July 20, 2022	150,000	150,000
$0.15	August 3, 2019	125,000	41,250
$0.15	August 15, 2022	150,000	150,000
$0.15	August 24, 2019	150,000	48,750
$0.28	November 20, 2022	150,000	150,000
$0.28	December 8, 2022	1,395,000	348,750
		2,420,000	1,188,750

Share-based compensation

Share-based compensation of $311,389 were recognized during the year ended December 31, 2017 (2016 - $736,422, six months ended December 31, 2015 - $630,401, year ended June 30, 2015 –915,211) for stock options vested during the current period. Options issued to directors and officers of the Company vested immediately, while those issued to consultants vest over one year, however, the Board may change such provisions at its discretion or as required on a grant-by-grant basis.

Share-based payments for options granted was measured using the Black-Scholes option pricing model with the following assumptions:

	Year ended December 31, 2017	Year ended December 31, 2016	Six months ended December 31, 2015	Year ended June 30, 2015
Expected life	2.0 – 5.0 years	2.0 – 5.0 years	4.1 years	4.1 years
Volatility	148% - 164%	100% - 155%	172%	169%
Dividend yield	0%	0%	0%	1%
Risk-free interest rate	1.23% - 1.69%	0.47% - 0.58%	0.44%	1.03%

Option pricing models require the use of highly subjective estimates and assumptions, including the expected stock price volatility. Changes in the underlying assumptions can materially affect the fair value estimates.

Warrants

The Company has issued warrants entitling the holders to acquire common shares of the Company. The summary of changes in warrants is presented below.

	Year ended December 31, 2017		Year ended December 31, 2016		Six months ended December 31, 2015		Year ended June 30, 2015
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Beginning balance	-	-	1,301,250	$1.24	1,748,135	$1.24	2,950,000	$1.32
Warrants issued	10,655,326	$0.20	-	-	-	-	1,103,063	$1.00
Expired/Cancelled	-	-	(976,250)	$0.50	(12,858)	$1.00	-	-
Exercised	(2,274,000)	$0.20	(325,000)	$0.52	(434,027)	$1.00	(2,304,928)	$1.24
Outstanding	8,381,326	$0.20	-	-	1,301,250	$1.64	1,748,135	$1.24

The following table summarizes information about warrants outstanding and exercisable as at December 31, 2017:

Exercise Price	Expiry date	Warrants Outstanding
$0.20	June 26, 2022	2,182,659
$0.20	August 3, 2022	1,326,667
$0.20	November 27, 2022	4,872,000
		8,381,326

The fair value of the 70,000 finder’s warrants was calculated using the Black-Scholes Option Pricing Model using the following assumptions:

	Year ended December 31, 2017	Year ended December 31, 2016	Six months ended December 31, 2015	Year ended June 30, 2015
Expected life	5.0 years	-	-	1.0 years
Volatility	154% - 159%	-	-	179%
Dividend yield	0%	-	-	0%
Risk-free interest rate	1.15% - 1.62%	-	-	1.07%

On May 31, 2016, the Company received approval to extend the term of 976,250 common share purchase warrants. The warrants had an expiry date of June 12, 2016. The Company extended the expiry date to December 20, 2016, and amended the exercise price of the warrants from $2.00 per share to $1.60 per share. The incremental fair value of warrant extension was estimated at $186,500. The fair value of each warrant was estimated as at the date of grant using the Black-Scholes pricing model with the following weighted-average assumptions:

Year ended December 31, 2016
Expected life	0.03 – 0.56 years
Volatility	75% - 110%
Dividend yield	0%
Risk-free interest rate	0.61%